CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Ordinary Shares Adjustment	Ordinary Shares	Treasury shares Adjustment	Treasury shares	Additional paid-in capital Adjustment	Additional paid-in capital	Accumulated other comprehensive (loss) income Adjustment	Accumulated other comprehensive (loss) income	Retained earnings (Accumulated deficit) Adjustment	Retained earnings (Accumulated deficit)	Total Cango Inc.'s equity Adjustment	Total Cango Inc.'s equity	Adjustment	Total
Equity, Attributable to Parent, Beginning Balance at Dec. 31, 2021		$ 30,281				$ 720,583,584		$ (65,232,372)		$ 432,461,101		$ 1,013,577,877		$ 1,013,577,877
Balance Beginning (in shares) at Dec. 31, 2021		279,485,132
Treasury shares, beginning (in shares) at Dec. 31, 2021				(74,264,717)
Repurchase of ordinary shares		$ 0				0		0		0		(15,482,335)		(15,482,335)
Repurchase of ordinary shares (in shares)		(11,718,250)		(15,482,335)
Exercise of share options		$ 0				(3,711,260)		0		0		836,797		$ 836,797
Exercise of share options (in shares)		1,817,288		4,548,057										1,817,288
Share-based compensation (note 23)		$ 0		$ 0		23,912,997		0		0		23,912,997		$ 23,912,997
Net income (loss) from continuing operations		0		0		0		0		(166,401,303)		(166,401,303)		(166,401,303)
Other comprehensive income (loss)		0		0		0		38,000,987		0		38,000,987		38,000,987
Dividends to shareholders		0		$ 0		0		0		(271,329,762)		(271,329,762)		(271,329,762)
Equity, Attributable to Parent, Ending Balance at Dec. 31, 2022		$ 30,281				740,785,321		(27,231,385)		(5,269,964)		623,115,258		623,115,258
Balance Ending (in shares) at Dec. 31, 2022		269,584,170
Treasury shares, ending (in shares) at Dec. 31, 2022				(85,198,995)
Repurchase of ordinary shares		$ 0				0		0		0		(34,168,869)		(34,168,869)
Repurchase of ordinary shares (in shares)		(53,034,002)		(34,168,869)
Exercise of share options		$ 0				(4,937,768)		0		0		5,055		$ 5,055
Exercise of share options (in shares)		1,285,640		4,942,823										1,285,640
Share-based compensation (note 23)		$ 0		$ 0		5,470,774		0		0		5,470,774		$ 5,470,774
Net income (loss) from continuing operations		0		0		0		0		(5,476,743)		(5,476,743)		(5,476,743)
Other comprehensive income (loss)		0		$ 0		0		(11,635,202)		0		(11,635,202)		(11,635,202)
Equity, Attributable to Parent, Ending Balance (Adoption of ASC 326) at Dec. 31, 2023	$ 0		$ 0		$ 0		$ 0		$ (44,490,821)		$ (44,490,821)		$ (44,490,821)
Equity, Attributable to Parent, Ending Balance at Dec. 31, 2023		$ 30,281				741,318,327		(38,866,587)		(55,237,528)		532,819,452		532,819,452
Balance Ending (in shares) at Dec. 31, 2023		217,835,808
Treasury shares, ending (in shares) at Dec. 31, 2023				(114,425,041)
Repurchase of ordinary shares		$ 0				0		0		0		(12,635,418)		(12,635,418)
Repurchase of ordinary shares (in shares)		(11,463,914)		(12,635,418)
Exercise of share options		$ 0				(5,412,983)		0		0		360,589		$ 360,589
Exercise of share options (in shares)		1,193,442		5,773,572										1,221,920
Retirement of ordinary shares		$ (777)				(9,719,080)		0		0		0
Retirement of ordinary shares (in shares)		0		9,719,857
Share-based compensation (note 23)		$ 0		$ 0		2,378,350		0		0		2,378,350		$ 2,378,350
Net income (loss) from continuing operations		0		0		0		0		41,652,311		41,652,311		41,652,311
Other comprehensive income (loss)		0		$ 0		0		(10,708,386)		0		(10,708,386)		(10,708,386)
Equity, Attributable to Parent, Ending Balance at Dec. 31, 2024		$ 29,504				$ 728,564,614		$ (49,574,973)		$ (13,585,217)		$ 553,866,898		$ 553,866,898
Balance Ending (in shares) at Dec. 31, 2024		207,565,336
Treasury shares, ending (in shares) at Dec. 31, 2024				(111,567,030)